Equity and Comprehensive Income Equity (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2019	Feb. 28, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 21, 2020
Class of Stock [Line Items]
Number of shares authorized to be repurchased (in shares)	100,000,000		100,000,000
Number of shares repurchased (in shares)			0	0	0
Common shares issued from Treasury stock (in shares)			3,800,000	3,500,000	2,800,000
Affiliated Entity
Class of Stock [Line Items]
Shares issued (in shares)	46,100
Affiliated Entity | Preferred Stock
Class of Stock [Line Items]
Preferred stock dividend rate	8.25%
Sale of Preferred Shares | Affiliated Entity
Class of Stock [Line Items]
Cash consideration	$ 51
Subsequent event
Class of Stock [Line Items]
Number of shares authorized to be repurchased (in shares)						100,000,000
Straight Path
Class of Stock [Line Items]
Number of shares issued related to assets purchase		49,000,000
Equity issued related to assets purchase		$ 2,400